Lease (Tables)	12 Months Ended
Mar. 31, 2021
Leases [Abstract]
Schedule of Future Rental Income
Year ending March 31, 2022	$822
Year ending March 31, 2023	-
Total minimum future rental income	$822

Schedule of Operating Lease Income

The following table represents lease income recognized in the consolidated statements of comprehensive income (loss):

	March 31,
	2020	2021
Operating lease income	$1,564	$2,026
Other information:
Operating cash flows from operating leases as lessor	1,552	1,954

Schedule of Operating Lease Cost
	March 31,
	2020	2021
Operating lease costs	$74	$71
Total leases costs	74	71

Schedule of Supplemental Cash Flow Information Lease
	March 31,
	2020	2021
Supplemental cash flow information for our leases was as follows
Operating cash paid for operating lease
Operating cash flows from operating leases	$60	$71